Cost of revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Cost of Revenues

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Cost of referral partners	1,482,767	1,519,027
Service fee paid to third-party payment platforms	65,237	49,617
Salary and welfare benefits	1,424	3,054
Amortization and depreciation	1,197	1,050
Cloud service fees	650	488
Tax and surcharges and others	704	1,049
Total	1,551,979	1,574,285